Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized the issuance of up to 20,000,000 shares of Preferred Stock, par value $0.01, of which 1,303,000 have been designated as Series A Preferred Stock, 978,000 have been designated as Series A-1 Preferred Stock, 800,000 shares have been designated as Series A-2 Preferred Stock, 3,569,405 shares have been designated as Series B Preferred Stock and 3,340,909 shares have been designated as Series C Preferred Stock (collectively, the “Designated Preferred Stock”). In addition, 936,329 shares have been designated as Series D Preferred Stock. See also Note 12.

Below is a summary of the terms of the Designated Preferred Stock.

Ranking. With respect to dividend rights and rights on liquidation, winding up and dissolution, shares of Designated Preferred Stock rank pari passu to each other and senior to all shares of Common Stock.

Voting Rights. Shares of Designated Preferred Stock vote together with the holders of Common Stock on an as-converted basis on all matters for which the holders of Common Stock vote at an annual or special meeting of stockholders or act by written consent, except as required by law. For so long as shares of Designated Preferred Stock are outstanding, the holders of such shares vote together, as a separate class, to elect one director to the Company’s board, and for so long as shares of Series A-1 Preferred Stock are outstanding, the holders of Series A-1 Preferred Stock vote together, as a separate class, to elect one director to the Company’s board.

Conversion Rights. Each share of Designated Preferred Stock is convertible at any time at the option of the holder at the then current conversion rate. The conversion rate for the Designated Preferred Stock is currently one share of Common Stock for each share of Designated Preferred Stock, calculated by dividing the liquidation preference of such share by the conversion price then in effect. In addition, all outstanding shares of Designated Preferred Stock, plus accrued but unpaid dividends thereon, shall automatically be converted into shares of Common Stock, at the then effective conversion rate, upon the earlier to occur of (a) the closing of the sale of shares of Common Stock to the public at a price of at least $8.15 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Common Stock), in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $5,000,000 of gross proceeds to the Company, (b) the date on which the shares of Common Stock are listed on a national stock exchange, including without limitation the New York Stock Exchange or the Nasdaq Stock Market, or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of Designated Preferred Stock, voting together on an as-converted to Common Stock basis (which vote or consent shall include the holders of at least 67% of the shares of Series A-1 Preferred Stock outstanding voting as a separate class).

Liquidation Rights. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or a deemed liquidation event, each holder of Designated Preferred Stock then outstanding shall be entitled to be paid out of the cash and other assets of the Company available for distribution to its stockholders, prior and in preference to all shares of Common Stock, an amount in cash equal to the aggregate liquidation preference of all shares held by such holder. The shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series B Preferred Stock and Series C Preferred Stock have a liquidation preference of $3.07, $3.07, $3.26, $3.53 and $4.40, respectively (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization) plus any accrued and unpaid dividends. If upon any liquidation or deemed liquidation event the remaining assets available for distribution are insufficient to pay the holders of Designated Preferred Stock the full preferential amount to which they are entitled, the holders of Designated Preferred Stock shall share ratably in any distribution of the remaining assets and funds in proportion to the respective full preferential amounts which would otherwise be payable, and the Company shall not make or agree to make any payments to the holders of Common Stock. A “deemed liquidation event” means, unless otherwise determined by the holders of at least a majority of the Designated Preferred Stock then outstanding (voting together as a single class on an as-converted basis), (a) a sale of all or substantially all of the Company’s assets to a non-affiliate of the Company, (b) a merger, acquisition, change of control, consolidation or other transactions or series of transactions in which stockholders prior to such transaction or series of transactions do not retain a majority of the voting power of the surviving entity immediately following such transaction or series of transactions, or (c) the grant of an exclusive license to all or substantially all of the Company’s technology or intellectual property rights except where such exclusive license is made to one or more wholly-owned subsidiaries of the Company.

Dividends. The Designated Preferred Stock will not be entitled to dividends or distributions unless and until the board declares a dividend or distribution in cash or other property to holders of outstanding shares of Common Stock, in which event, the aggregate amount of such each distribution shall be distributed as follows: (a) first, seventy percent (70%) of the distribution amount to the holders of shares of Designated Preferred Stock, on a pro rata basis, until such time as such holders have received an aggregate amount in distributions or other payments in respect of such holder’s shares that is equal to the number of shares owned by such holders multiplied by the liquidation preference stated above, and (b) second, thirty percent (30%) of the distribution amount to the holders of shares of Common Stock, on a pro rata basis. Notwithstanding the foregoing, at such time as the holders of Designated Preferred Stock and Common Stock have received the amounts described above, the holders of the Designated Preferred Stock shall receive Distributions pari passu with the holders of the Common Stock on an as-converted basis, using the then-current conversion rate of such shares of Designated Preferred Stock.

Preemptive Rights. Until the Company’s initial public offering of Common Stock occurs and unless otherwise waived by the prior express written consent of the holders of the majority of the voting power of all then outstanding Designated Preferred Stock, voting together on an as-converted to Common Stock basis, in the event that the Company proposes to issue any Common Stock or shares convertible or exercisable for Common Stock, except for excluded issuances, the Company must first offer those additional equity securities to holders of Designated Preferred Stock for a period of no less than thirty (30) days prior to selling or issuing any such additional equity securities to any person, in accordance with the procedures set forth in the Company’s certificate of incorporation, as amended. For purposes hereof, “excluded securities” means the issuance of shares of Common Stock or securities convertible into shares of Common Stock (a) granted pursuant to or issued upon the exercise of stock options granted under an equity incentive plan to employees, officers, directors, consultants or strategic partners, (b) granted to employees, officers, directors, consultants or strategic partners for services, including in connection with an incentive plan, or other fair value received or committed, (c) in consideration for a transaction approved by the board which does not result in the issuance for cash of more than five percent (5%) of the outstanding shares of Common Stock, (d) in connection with an acquisition transaction approved by the board, (e) to vendors, commercial partners, financial institutions or lessors in connection with commercial credit transactions, equipment financings or similar transaction approved by the board (provided that such securities do not exceed 10% of the consideration in such transaction), (f) pursuant to conversion or exchange rights included in securities previously issued by the Company or (g) in connection with a stock split, stock division, reclassification, stock dividend or other recapitalization.

Redemption. Shares of each series of Designated Preferred Stock are not redeemable without the prior express written consent of the holders of the majority of the voting power of all then outstanding shares of such applicable series of Designated Preferred Stock, voting as a separate class.

Protective Rights. So long as at least twenty-five percent (25%) of the Designated Preferred Stock collectively remains outstanding, in addition to any other vote or consent of stockholders required by law, the vote or consent of the holders of at least a majority of all shares of Designated Preferred Stock then outstanding and entitled to vote thereon, voting together and on an as-converted to Common Stock basis, given in person or by proxy, either in writing without a meeting or by vote at any meeting called for the purpose, including the consent of the holders of Series A-1 Preferred Stock, shall be necessary for effecting or validating, either directly or indirectly by amendment, merger, consolidation or otherwise:

(a) the authorization, creation and/or issuance of any equity security, other than shares of Common Stock or options to purchase Common Stock issued to investors, employees, managers, officers or directors of, or consultants or advisors to, the Company or any of its subsidiaries pursuant to a plan, agreement or arrangement approved by the board;

(b) the amendment, alteration or repeal of any provision of the certificate of incorporation or bylaws or otherwise alter or change any right, preference or privilege of any Designated Preferred Stock in a manner adverse to the holders thereof (c) any increase or decrease in the size of the board;

(d) the purchase, redemption, or acquisition of any shares other than from a selling holder pursuant to the provisions of the certificate of incorporation or any other restriction provisions applicable to any shares in agreements approved by the board or in the operating agreement of any limited liability company utilized for the purpose of facilitating investment in the Company;

(e) the liquidation or dissolution of the Company or the sale, lease, pledge, mortgage, or other disposal of all or substantially all of its assets;

(f) any election to engage in any business that deviates in any material respect from the Company’s business as contemplated under any operating plan approved by the board;

(g) the waiver of any adjustment to the conversion price applicable to the Designated Preferred Stock; or

(h) any declaration or payment of any cash dividend or other cash distribution to any holders of capital stock.

Series A Preferred Stock

As of December 31, 2025 and 2024, there were 846,368 shares of Series A Preferred Stock issued and outstanding. No shares of Series A Preferred Stock were issued during the years ended December 31, 2025 and 2024.

Series A-1 Preferred Stock

As of December 31, 2025 and 2024, there were 651,465 shares of Series A-1 Preferred Stock issued and outstanding. No shares of Series A-1 Preferred Stock were issued during the years ended December 31, 2025 and 2024.

Series A-2 Preferred Stock

As of December 31, 2025 and 2024, there were 442,402 shares of Series A-2 Preferred Stock issued and outstanding. No shares of Series A-2 Preferred Stock were issued during the years ended December 31, 2025 and 2024.

Series B Preferred Stock

As of December 31, 2025 and 2024, there were 1,471,487 shares of Series B Preferred Stock issued and outstanding. No shares of Series B Preferred Stock were issued during the years ended December 31, 2025 and 2024.

Series C Preferred Stock

As of December 31, 2025 and 2024, there were 1,204,040 shares of Series C Preferred Stock issued and outstanding. No shares of Series C Preferred Stock were issued during the years ended December 31, 2025 and 2024.

Series D Preferred Stock

On June 7, 2024, the Company filed a Certificate of Designation to establish the terms of its Series D Preferred Stock. Following is a summary of the terms of the Series D Preferred Stock.

Ranking. With respect to dividend rights and rights on liquidation, winding up and dissolution, shares of Series D Preferred Stock rank pari passu to the Designated Preferred Stock and senior to the Common Stock.

Voting Rights. The Series D Preferred Stock shall not have any voting rights or powers of any type, and the consent of the holders thereof shall not be required for the taking of any corporate action, except as otherwise provided by applicable law. Notwithstanding the foregoing, so long as at least twenty-five percent (25%) of the Series D Preferred Stock remains outstanding, in addition to any other vote or consent of stockholders required by law or the Certificate of Designation, the vote or consent of the holders of at least a majority of all shares of the Series D Preferred Stock then outstanding and entitled to vote thereon, given in person or by proxy, either in writing without a meeting or by vote at any meeting called for the purpose, shall be necessary for effecting or validating, either directly or indirectly by amendment, merger, consolidation or otherwise, (i) any amendment, alteration or repeal of any provision of the Certificate of Designation, the Company’s Certificate of Incorporation or its Bylaws or otherwise alter or change any right, preference or privilege of the Series D Preferred Stock in a manner adverse to the Series D Preferred Stock, or (ii) the liquidation or dissolution of the Company or the sale, lease, pledge, mortgage, or other disposal of all or substantially all of the Company’s assets.

Conversion Rights. Each share of Series D Preferred Stock is convertible at any time at the option of the holder at the then current conversion rate. The conversion rate for the Series D Preferred Stock is currently one share of Common Stock for each share of Series D Preferred Stock, calculated by dividing the liquidation preference of such share by the conversion price then in effect. In addition, all outstanding shares of Series D Preferred Stock, plus accrued but unpaid dividends thereon, shall automatically be converted into shares of Common Stock, at the then effective conversion rate, upon the earlier to occur of (a) the closing of the sale of shares of Common Stock to the public at a price of at least $8.15 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Common Stock), in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $5,000,000 of gross proceeds to the Company, (b) the date on which the shares of Common Stock are listed on a national stock exchange, including without limitation the New York Stock Exchange or the Nasdaq Stock Market, or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of Series D Preferred Stock and Designated Preferred Stock, voting together on an as-converted to Common Stock basis (which vote or consent shall include the holders of at least 67% of the shares of Series A-1 Preferred Stock outstanding voting as a separate class).

Liquidation Rights. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or a deemed liquidation event, each holder of Series D Preferred Stock then outstanding shall be entitled to be paid out of the cash and other assets of the Company available for distribution to its stockholders, prior and in preference to all shares of Common Stock and pari passu with the Designated Preferred Stock, an amount in cash equal to the aggregate liquidation preference of all shares held by such holder. The shares of Series D Preferred Stock have a liquidation preference of $5.34 (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization) plus any accrued and unpaid dividends. If upon any liquidation or deemed liquidation event the remaining assets available for distribution are insufficient to pay the holders of Series D Preferred Stock and Designated Preferred Stock the full preferential amount to which they are entitled, the holders of Series D Preferred Stock and Designated Preferred Stock shall share ratably in any distribution of the remaining assets and funds in proportion to the respective full preferential amounts which would otherwise be payable, and the Company shall not make or agree to make any payments to the holders of Common Stock. A “deemed liquidation event” means, unless otherwise determined by the holders of at least a majority of the Series D Preferred Stock and Designated Preferred Stock then outstanding (voting together as a single class on an as-converted basis), (a) a sale of all or substantially all of the Company’s assets to a non-affiliate of the Company, (b) a merger, acquisition, change of control, consolidation or other transactions or series of transactions in which stockholders prior to such transaction or series of transactions do not retain a majority of the voting power of the surviving entity immediately following such transaction or series of transactions, or (c) the grant of an exclusive license to all or substantially all of the Company’s technology or intellectual property rights except where such exclusive license is made to one or more wholly-owned subsidiaries of the Company.

Dividends. The Series D Preferred Stock will not be entitled to dividends or distributions unless and until the board declares a dividend or distribution in cash or other property to holders of outstanding shares of Common Stock, in which event, the aggregate amount of such each distribution shall be distributed as follows: (a) first, seventy percent (70%) of the distribution amount to the holders of shares of Series D Preferred Stock and Designated Preferred Stock, on a pro rata basis, until such time as such holders have received an aggregate amount in distributions or other payments in respect of such holder’s shares that is equal to the number of shares owned by such holders multiplied by the liquidation preference stated above, and (b) second, thirty percent (30%) of the distribution amount to the holders of shares of Common Stock, on a pro rata basis. Notwithstanding the foregoing, at such time as the holders of Series D Preferred Stock, Designated Preferred Stock and Common Stock have received the amounts described above, the holders of the Series D Preferred Stock shall receive distributions pari passu with the holders of Designated Preferred Stock and the Common Stock on an as-converted basis, using the then-current conversion rate of such shares of Series D Preferred Stock and Designated Preferred Stock.

Redemption. Shares of Series D Preferred Stock are not redeemable without the prior express written consent of the holders of the majority of the voting power of all then outstanding shares, voting as a separate class.

During the year ended December 31, 2025, the Company issued 39,124 shares of Series D Preferred Stock for gross proceeds of $208,498 and net proceeds of $192,338, including $28,734 of the prior year subscription receivable. During the year ended December 31, 2024, the Company issued 62,441 shares of Series D Preferred Stock for gross proceeds of $333,326 and stock receivable of $28,734 resulting in net proceeds of $293,333.

Common Stock

The Company is authorized to issue 50,000,000 shares of Common Stock, par value $0.01. As of December 31, 2025 and 2024, there were 5,442,249 and 4,823,125 shares of Common Stock and outstanding, respectively.

On July 9, 2025, the Company issued 94,124 shares of Common Stock to Maxim pursuant to the Maxim Engagement Letter (see Note 8).

On November 17, 2025, the Company issued an aggregate of 525,000 shares of Common Stock to the Investor, representing the Commitment Shares and the Pre-Delivery Shares (see Note 8).

On June 5, 2024, the Company issued 49,997 shares of Common Stock upon the conversion of notes (see Note 6).

Stock Options

On January 26, 2022, the board of directors adopted the 20/20 GeneSystems, Inc. 2022 Stock Incentive Plan (the “2022 Plan”), which was approved by stockholders on June 15, 2022. Awards that may be granted include incentive stock options as described in section 422(b) of Internal Revenue Code of 1986, as amended, non-qualified stock options (i.e., options that are not incentive stock options) and awards of restricted stock. Up to 3,000,000 shares of Common Stock may be issued under the 2022 Plan.

On November 1, 2024, the Company issued a non-qualified stock option for the purchase of 120,000 shares of Common Stock at an exercise price of $2.55 per share under the 2022 Plan, which vested immediately. Management determines the value of options granted using a recent arm’s length Common Stock transaction and the Black-Scholes option pricing model. The fair value of the stock option was determined using the Black-Scholes option pricing model with the following assumptions: dividend yield: 0%; volatility: 84.6%; risk free rate 3.67%; estimated term five years for a total fair market value of $440,496.

On July 1, 2024, the Company issued non-qualified stock options for the purchase of an aggregate of 645,000 shares of Common Stock at an exercise price of $2.55 per share under the 2022 Plan, of which (i) 50,000 options issued to certain employees and officers vested 50% upon the date of grant and the remainder vests over 24 months, (ii) 440,000 options issued to certain employees and officers vest 25% immediately on the date of grant and monthly thereafter for remaining 36 months, (iii) 5,000 options issued to an employee vested immediately, and (iv) 150,000 options to certain directors vest over a term of one year. Management determines the value of options granted using a recent arm’s length Common Stock transaction and the Black-Scholes option pricing model. The fair value of the stock options was determined using the Black-Scholes option pricing model with the following assumptions: dividend yield: 0%; volatility: 79.5% to 84.7%; risk free rate: 4.44% to 5.48%; estimated term of five to six years for a total fair market value of $2,472,200.

The Company determined the fair market value of its stock underlying the stock options based on the most recent sale of the Company’s equity securities, which represents a Level 3 unobservable input due to the absence of an active market. Management considered this transaction to be the best indicator of fair value given its proximity to the grant dates and the lack of observable market data.

The risk-free interest rate assumption for options granted is based upon observed interest rates on the United States government securities appropriate for the expected term of the Company’s employee stock options.

The expected term of employee stock options is calculated using the simplified method because it has insufficient history upon which to base an assumption about the terms, which takes into consideration the contractual life and vesting terms of the options.

The Company determined the expected volatility assumption for options granted using the historical volatility of comparable public companies’ common stock. The Company will continue to monitor peer companies and other relevant factors used to measure expected volatility for future stock option grants, until such time that the Company’s Common Stock has enough market history to use historical volatility.

The dividend yield assumption for options granted is based on the Company’s history and expectation of dividend payouts. The Company has never declared or paid any cash dividends on its Common Stock, and the Company does not anticipate paying any cash dividends in the foreseeable future.

The Company recognizes stock option forfeitures as they occur as there is insufficient historical data to accurately determine future forfeitures rates.

During the years ended December 31, 2025 and 2024, the Company recorded stock-based compensation of $516,180 and $2,176,098, respectively, which is an expense of $18,628 and $99,668 in cost of revenues, $395,936 and $1,550,763 in the sales, general and administrative expenses, and $101,616 and $525,667 in research and development, respectively. As of December 31, 2025, there was approximately $704,859 of total unrecognized share-based compensation related to unvested stock options, which the Company expects to recognize over approximately two years.

A summary of the Company’s non-qualified stock option activity is as follows:

	Total Options	Weighted Average Exercise Price Per Share	Total Weighted Average Remaining Contractual Life
Options outstanding, December 31, 2023	2,394,415	$1.48	8.14
Granted	765,000	2.55	-
Exercised	-	-	-
Forfeited	(179,555)	1.50	-
Expired	-	-	-
Options outstanding, December 31, 2024	2,979,860	$1.72	7.78
Granted	-	-	-
Exercised	-	-	-
Forfeited	(10,000)	2.55	-
Expired	-	-	-
Options outstanding, December 31, 2025	2,969,860	$1.72	6.77
Options exercisable, December 31, 2025	2,585,902	$1.63	6.58

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period. The following assumptions were used to calculate share-based compensation expense for years ended December 31, 2025 and 2024:

2025
Exercise price	$2.55
Share price	$4.81
Volatility	79.5% - 80.1
Risk-free interest rate	3.6% - 5.48
Dividend yield	0.0
Expected term	5.0 to 6.1 years

Warrants

A summary of the Company’s warrant activity is as follows:\

	Warrants	Weighted Average Exercise Price Per Share	Total Weighted Average Remaining Contractual Life
Warrants outstanding, December 31, 2023	47,093	$1.56	2.70
Granted	-	-	-
Exercised	-	-	-
Forfeited/Expired	(31,997)	0.01	-
Warrants outstanding, December 31, 2024	15,096	$4.84	6.02
Granted	64,669	8.01	1.62
Exercised	-	-	-
Forfeited/Expired	(14,799)	4.84	-
Warrants outstanding, December 31, 2025	64,966	7.99	1.51
Warrants exercisable, December 31, 2025	64,966	$7.99	1.51

On November 17, 2025, the Company issued a warrant to purchase a number of shares of Common Stock equal to $500,000 divided by the lower of (i) the Fixed Price ($8.00) and (ii) the Nasdaq Price to the Investor pursuant to the Note Purchase Agreement. As the Nasdaq Price was determined to equal $11.42, the $8.00 Fixed Price was utilized.

On November 17, 2025, the Company issued a Placement Agent Warrant to Maxim for the purchase of 2,169 shares of Common Stock at an exercise price of $8.16.

The following assumptions were used to calculate the warrant values:

2025
Exercise price	$8.00 - $8.16
Share price	$11.42
Volatility	72.6% - 77.7
Risk-free interest rate	3.69% - 3.90%
Dividend yield	0.0
Expected term	1.4 to 5.0 years